Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical)	3 Months Ended		7 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Private placement warrants acquired as part of the merger	$ 19,377,000	$ 0
Share exchange ratio	0.703
Colonnade Acquisition Corp.
Sale of Public Units			$ 20,000,000